Provisions - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of Other Provisions [Line Items]
Total provisions for 2017 and 2016	€ 1,319	€ 1,423
Number of cases	31
Releases	€ 191
Utilisation	414
Disputed indirect taxes [Member]
Disclosure of Other Provisions [Line Items]
Reduction in the provision for disputed indirect taxes	261
Releases	68
Utilisation	193
Investigations Proceedings Provision [Member]
Disclosure of Other Provisions [Line Items]
Total provisions for 2017 and 2016	€ 80